Share Capital and Reserves - Restricted share units (Details) - RSUs	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 shares
Share Capital and Reserves
Outstanding - beginning	1,058,826	400,000
Granted	651,563	658,826
Settled	(566,750)
Forfeited	(144,875)
Outstanding - end	998,764	1,058,826
Number of units exercisable	464,771
Weighted average grant date fair value of units granted | $	$ 2.7